ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 108,111	$ 97,336	$ 30,221	$ 63,154
Total current assets	305,703	278,665
Property and equipment, net	130,170	105,022
Acquired intangible assets, net	37,179	30,634
TOTAL ASSETS	803,641	499,001
Deferred revenues	61,881	38,457
Total current liabilities	199,000	163,147
TOTAL LIABILITIES	438,239	170,653
Net revenues	370,812	290,781	202,304
Net income	16,488	27,396	21,926
Net cash provided by operating activities	43,602	41,097	34,303
Net cash used in investing activities	(261,533)	(147,062)	(96,714)
Net cash provided by financing activities	$ 237,465	$ 173,570	$ 29,342
Net revenues from VIE entities as a percentage of consolidated net revenues	89.10%	85.40%	84.10%
Assets from VIE entities as a percentage of consolidated total assets	82.20%	58.00%
Liabilities from VIE entities as a percentage of consolidated total liabilities	94.90%	88.90%
VIE entities
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 92,231	$ 22,870
Accounts receivable and other current assets	128,400	94,658
Total current assets	220,631	117,528
Property and equipment, net	126,897	101,237
Acquired intangible assets, net	35,122	29,081
Other noncurrent assets	277,689	41,562
Total non-current assets	439,708	171,880
TOTAL ASSETS	660,339	289,408
Deferred revenues	52,210	31,786
Accounts payable and other current liabilities	124,754	113,250
Total current liabilities	176,964	145,036
Total non-current liabilities	238,889	6,670
TOTAL LIABILITIES	415,853	151,706
Net revenues	330,391	248,202	$ 170,226
Net income	12,614	35,643	20,948
Net cash provided by operating activities	92,294	76,495	16,927
Net cash used in investing activities	(239,274)	(91,833)	(29,649)
Net cash provided by financing activities	$ 216,341	$ 26,882	$ 10,740